Finance income and costs - Summary of Finance Income and Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Finance Cost [Abstract]
Unrealised exchange gains	$ 22,856	$ 26,922
Interest on cash and cash equivalents and short-term deposits	11,526	11,260	$ 2,833
Finance income	34,382	38,182	2,833
Unrealised exchange losses	(10,977)	(17,779)	(18,902)
Interest on borrowings			(1,572)
Lease interest	(3,472)
Other interest expense	(4,783)	(537)	(1)
Finance costs	(19,232)	(18,316)	(20,475)
Net finance (costs)/ income	$ 15,150	$ 19,866	$ (17,642)